Share capital	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Share capital
Note 8.    Share capital
Common shares

	For the three months ended						For the six months ended
$ millions, except number of shares		2020 Apr. 30		2020 Jan. 31		2019 Apr. 30		2020 Apr. 30		2019 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	444,981,533	$13,669	445,341,675	$13,591	443,802,263	$13,350	445,341,675	$13,591	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	71,409	8	474,948	51	172,074	18	546,357	59	299,864	32
Shareholder investment plan	454,791	36	334,004	36	423,837	47	788,795	72	948,020	104
Employee share purchase plan	376,684	34	324,279	36	280,232	31	700,963	70	579,878	64
	445,884,417	13,747	446,474,906	13,714	444,678,406	13,446	447,377,790	13,792	444,654,142	13,443
Purchase of common shares for cancellation	(710,800)	(22)	(1,497,800)	(46)	–	–	(2,208,600)	(68)	–	–
Treasury shares	(40,261)	(3)	4,427	1	(28,098)	(3)	(35,834)	(2)	(3,834)	–
Balance at end of period (2)	445,133,356	$13,722	444,981,533	$13,669	444,650,308	$13,443	445,133,356	$13,722	444,650,308	$13,443
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)	Excludes nil restricted shares as at April 30, 2020 (January 31, 2020: nil; April 30, 2019: 409).
Normal course issuer bid
On May 31, 2019, we announced that the Toronto Stock Exchange had accepted the notice of CIBC’s intention to commence a normal course issuer bid. Purchases under this bid will terminate upon the earlier of: (i) CIBC purchasing up to a maximum of 9 million common shares; (ii) CIBC providing a notice of termination; or (iii) June 3, 2020. During the second quarter of 2020, prior to OSFI’s announcement requiring all federally regulated financial institutions to cease share buybacks, we purchased and cancelled 710,800 common shares under this bid at an average price of $96.81 for a total amount of $69 million. For the six months ended April 30, 2020, we purchased and cancelled 2,208,600 common shares under this bid at an average price of $106.03 for a total amount of $234 million.
On March 13, 2020, OSFI announced that it expects all federally regulated financial institutions to cease dividend increase and share buybacks for the time being, in order to ensure that the additional capital available is used to support Canadian lending activities.

Preferred shares
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC)
Holders of the
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) had the option to convert their shares into
Non-cumulative
Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares) on a one-for-one
basis on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. The dividend on the Series 41 shares was reset to 3.909%, payable quarterly as and when declared by the Board of Directors of CIBC, effective for the five-year period commencing January 31, 2020.
Regulatory capital and leverage ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2020 Apr. 30	2019 Oct. 31
Common Equity Tier 1 (CET1) capital		$29,535	$27,707
Tier 1 capital	A	32,685	30,851
Total capital		37,968	35,854

Total risk-weighted assets (RWA)		261,763	239,863

CET1 ratio		11.3%	11.6%
Tier 1 capital ratio		12.5%	12.9%
Total capital ratio		14.5%	15.0%
Leverage ratio exposure	B	$726,959	$714,343
Leverage ratio	A/B	4.5%	4.3%
Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the risk-based capital standards developed by the Basel Committee on Banking Supervision.
CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also currently expects
D-SIBs
to hold a Domestic Stability Buffer. On March 13, 2020, OSFI announced an immediate reduction in the Domestic Stability Buffer from 2.0% to 1.0%. This results in current targets, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of 9.0%, 10.5%, and 12.5%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.
During the quarter ended April 30, 2020, we have complied with OSFI’s regulatory capital requirements.